LEASE LIABILITIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	$ 33,271
Additions	49,766
Interest expense	1,414	$ 1,901	$ 2,480
Lease payments	(58,344)	(37,941)
Principal payments	(38,930)	(36,040)
Purchase option payments	(18,000)
Interest	(1,414)
Effect of foreign currency exchange differences	6
Ending balance	26,113	33,271
Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	818
Additions	898
Interest expense	37	63
Lease payments	(905)
Principal payments	(868)	(966)
Purchase option payments	0
Interest	(37)
Effect of foreign currency exchange differences	6
Ending balance	854	818
Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	32,194
Additions	48,829
Interest expense	1,370	1,835
Lease payments	(57,304)
Principal payments	(37,934)	(34,956)
Purchase option payments	(18,000)
Interest	(1,370)
Effect of foreign currency exchange differences	0
Ending balance	25,089	32,194
Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	259
Additions	39
Interest expense	7	3
Lease payments	(135)
Principal payments	(128)	(118)
Purchase option payments	0
Interest	(7)
Effect of foreign currency exchange differences	0
Ending balance	170	259
Restatement [Member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	33,271	51,244
Additions		20,868
Disposals		(2,777)
Interest expense		1,901
Effect of foreign currency exchange differences		(24)
Ending balance	$ 26,113	33,271	51,244
Restatement [Member] | Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		1,437
Additions		371
Disposals		0
Interest expense		63
Lease payments		(1,029)
Effect of foreign currency exchange differences		(24)
Ending balance			1,437
Restatement [Member] | Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		49,673
Additions		20,254
Disposals		(2,777)
Interest expense		1,835
Lease payments		(36,791)
Effect of foreign currency exchange differences		0
Ending balance			49,673
Restatement [Member] | Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		134
Additions		243
Disposals		0
Interest expense		3
Lease payments		(121)
Effect of foreign currency exchange differences		$ 0
Ending balance			$ 134